Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue		$ 88,143	$ 77,596
Operating expenses:
Cost of revenue	[1],[2]	27,373	25,719
Sales and marketing	[1]	14,760	16,045
Research and development	[1]	3,256	5,043
General and administrative	[1],[3]	10,871	5,343
Depreciation and amortization		827	54
Total operating expenses		57,087	52,204
Operating income		31,056	25,392
Other income (expense):
Interest expense	[4]	(409)	(462)
Interest income		3,431	3,130
Gain on foreign currency transactions		717	252
Gain on foreign currency remeasurement		3,589	2,166
Gain (loss) on short-term investments		(7)	0
Other, net		(24)	(47)
Total other income (expense), net		7,297	5,039
Income before income tax		38,353	30,431
Income tax (expense) benefit		(7,992)	(6,759)
Net income		30,361	23,672
Less: Net income attributable to noncontrolling interests		53	0
Net income attributable to DoubleDown Interactive Co., Ltd.		30,308	23,672
Other comprehensive income (expense):
Pension adjustments, net of tax		136	(157)
Loss on foreign currency translation		(3,086)	(1,181)
Comprehensive income		$ 27,358	$ 22,334
Earnings per share:
Basic		$ 12.23	$ 9.55
Diluted		$ 12.23	$ 9.55
Weighted average shares outstanding:
Basic		2,477,672	2,477,672
Diluted		2,477,672	2,477,672

[1]	Excluding depreciation and amortization.
[2]	Includes related party royalty expense of $619 and $752 for the three months ended March 31, 2024 and 2023, respectively (See Note 12).
[3]	Includes related party rent and general and administrative expense of $1,459 and $414 for the three months ended March 31, 2024 and 2023, respectively (See Note 12).
[4]	Includes related party interest expense of $432 and $445 for the three months ended March 31, 2024 and 2023, respectively (See Note 12).